Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives Intangible Assets, Net - Licensed digital assets [Member]	Mar. 31, 2024
Schedule of Estimated Useful Lives Intangible Assets, Net [Line Items]
Estimated useful lives	5 years
Minimum [Member]
Schedule of Estimated Useful Lives Intangible Assets, Net [Line Items]
Estimated useful lives	3 years